Trade accounts receivable, unbilled services and payments on account Revenue remaining performance obligations (Details) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($)
Contracts Receivable [Abstract]
Revenue, remaining performance obligation	$ 5,200,000
Change in unbilled receivables	$ 70,014
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-10-01
Contracts Receivable [Abstract]
Revenue, remaining performance obligation, percent	40.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year